Right of use assets & lease liabilities	12 Months Ended
Mar. 31, 2022
Right of use assets & lease liabilities
Right of use assets & lease liabilities

3.Right of use assets & lease liabilities

	Year ended March 31,
Leases under IFRS 16 recognized in Consolidated Income Statement	2022	2021	2020
	€M	€M	€M
Interest on lease liabilities	3.7	4.6	5.6
Depreciation charge	54.5	68.6	59.4
Expenses relating to short-term leases	—	6.7	38.2
Lease charge for year end	58.2	79.9	103.2

	At March 31,
Right of use-assets	2022	2021	2020
Balance at beginning of year	188.2	236.8	130.7
Depreciation charge for the year	(54.5)	(68.6)	(59.5)
Additions	—	27.9	166.1
Modification of leases	—	(7.9)	(0.5)
Balance at end of year	133.7	188.2	236.8
Net book value of leased assets classified as property, plant and equipment (Note 2)	—	—	132.0
Total right of use assets at end of year	133.7	188.2	368.8

	At March 31,
Lease Liabilities	2022	2021	2020
Balance at beginning of year	183.1	245.9	140.4
Additions	—	27.9	166.1
Financing cash outflows from lease liabilities	(56.7)	(76.8)	(67.5)
Interest expense	3.7	4.6	5.6
Modification of leases	—	(2.7)	—
Exchange movements	8.2	(15.8)	1.3
Balance at end of year	138.3	183.1	245.9
Present value of future minimum lease payments classified as debt (Note 12)	—	—	172.0
Total lease liabilities at end of year	138.3	183.1	417.9

	At March 31,
Lease Liabilities	2022	2021	2020
Current lease liability	56.9	52.5	75.0
Non-current lease liability	81.4	130.6	170.9
Total lease liabilities at end of year	138.3	183.1	245.9

A maturity analysis of our lease liabilities as at March 31, 2022 has been disclosed within Note 12.

The Group negotiated rent concessions with its lessors for most of its aircraft leases as a result of the severe impact of the Covid-19 pandemic during fiscal year 2021. The Group applied the practical expedient for Covid-19-related rent concessions consistently to eligible rent concessions. There were no further rent concessions in fiscal year 2022.

The amount recognized in profit or loss for the reporting period to reflect changes in lease payments arising from rent concessions to which the Group has applied the practical expedient for Covid-19-related rent concessions is €nil (2021: €nil, 2020: €nil).